TCW Funds, Inc.

TCW Relative Value Dividend Appreciation Fund

TCW Relative Value Large Cap Fund

Supplement dated August 3, 2016 to

the Statement of Additional Information dated February 29, 2016, as amended (the “SAI)

Effective immediately, the contractual fee/expense cap table under the section entitled “Investment Advisory Agreement” on page 50 of the SAI is deleted in its entirety and replaced with the following:

US Equity Funds
TCW Concentrated Value Fund
I Class Shares	1.09%
N Class Shares	1.09%
TCW Global Real Estate Fund
I Class Shares	1.46%
N Class Shares	1.46%
TCW Growth Equities Fund
I Class Shares	1.20%
N Class Shares	1.20%
TCW High Dividend Equities Fund
I Class Shares	1.18%
N Class Shares	1.18%
TCW New America Premier Equities Fund
I Class Shares	1.04%
N Class Shares	1.04%
TCW Relative Value Dividend Appreciation Fund
I Class Shares	1.00%
N Class Shares	1.00%
TCW Relative Value Large Cap Fund
I Class Shares	1.00%
N Class Shares	1.00%
TCW Relative Value Mid Cap Fund
I Class Shares	1.21%
N Class Shares	1.21%
TCW SMID Cap Growth Fund
I Class Shares	1.20%
N Class Shares	1.20%

US Fixed Income Funds
TCW Core Fixed Income Fund
I Class Shares	0.49%
N Class Shares	0.83%
TCW Enhanced Commodity Strategy Fund
I Class Shares	0.70%
N Class Shares	0.75%
TCW Global Bond Fund
I Class Shares	1.13%
N Class Shares	1.13%
TCW High Yield Bond Fund
I Class Shares	0.55%
N Class Shares	0.80%

TCW Short Term Bond Fund
I Class Shares	0.44%
TCW Total Return Bond
I Class Shares	0.49%
N Class Shares	0.79%

International Funds
TCW Developing Markets Equity Fund
I Class Shares	1.25%
N Class Shares	1.25%
TCW Emerging Markets Local Currency Income Fund
I Class Shares	0.99%
N Class Shares	0.99%
TCW Emerging Markets Multi-Asset Opportunities Fund
I Class Shares	1.23%
N Class Shares	1.23%
TCW International Growth Fund
I Class Shares	1.04%
N Class Shares	1.34%
TCW International Small Cap Fund
I Class Shares	1.44%
N Class Shares	1.44%

Asset Allocation Fund
TCW Conservative Allocation Fund
I Class Shares	0.85%
N Class Shares	0.85%

Please retain this Supplement with your SAI for future reference.